Performance Management	Jul. 18, 2025
MetLife Opportunistic High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund.

Updated performance information is available by calling (800) 252-4993 or on the Internet at https://investments.metlife.com/mutual-fund-documents.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
10.94%	(16.81)%
(6/30/2020)	(3/31/2020)

Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Performance Table Market Index Changed	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	https://investments.metlife.com/mutual-fund-documents
Performance Availability Phone [Text]	(800) 252-4993
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	10.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(16.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MetLife Small Company Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Between September 14, 2022 and February 28, 2025, Mesirow Institutional Investment Management, Inc. served as investment adviser to the Fund, and prior to September 14, 2022, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund.

Updated performance information is available by calling (800) 252-4993 or on the Internet at https://investments.metlife.com/mutual-fund-documents.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
30.92%	(32.67)%
(12/31/2020)	(3/31/2020)

Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Performance Table Market Index Changed	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2000 Index to the Russell 3000 Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	https://investments.metlife.com/mutual-fund-documents
Performance Availability Phone [Text]	(800) 252-4993
MetLife Small Company Equity Fund | Institutional Shares [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	30.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(32.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020